Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 80,227	$ (7,413)	$ (2,248)	$ (43,428)
Changes in operating assets and liabilities:
Inventories	(234,500)		(481,000)
Prepaid expenses	(5,000)		(30,500)	2,185
Accounts payable and accrued expenses	66,024	7,271	50,404	6,501
Deferred revenue	64,981
Net cash used in operating activities	(28,268)	(142)	(463,344)	(34,742)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations [Abstract]
Advance from related party				10,000
Repayment to related party			(2,379)
Proceeds from issuance of stock			500,000
Net cash provided by financing activities			497,621	10,000
Net change in cash and cash equivalents	(28,268)	(142)	34,277	(24,742)
Cash at beginning of period	36,810	2,533	2,533	27,275
Cash at end of period	8,542	2,391	36,810	2,533
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	0	0	0	0
Cash paid for interest	0	$ 0	0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES
Security deposit paid by related party	$ 4,992
Debt forgiveness by related party			28,372
Expenses paid by related party			$ 57,130